Debt - Schedule of Borrowings (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Borrowings [Line Items]
Total long-term debt	¥ 29,640
Current portion of long-term debt, net of debt issuance costs	(6,240)	¥ (2,040)
Long-term debt, excluding current portion, net of debt issuance costs	23,400	11,730
Long-Term Debt [Member]
Schedule of Borrowings [Line Items]
Total long-term debt	29,640	13,770
Current portion of long-term debt, net of debt issuance costs	(6,240)	(2,040)
Long-term debt, excluding current portion, net of debt issuance costs	¥ 23,400	11,730
Term loan with Japan Finance Corporation [Member]
Schedule of Borrowings [Line Items]
Maturity of term loan with Japan Finance Corporation	Jun. 10, 2029
Term loan with Japan Finance Corporation	¥ 29,640	¥ 13,770
Minimum [Member] | Term loan with Japan Finance Corporation [Member]
Schedule of Borrowings [Line Items]
Interest rate of term loan with Japan Finance Corporation	0.95%
Maximum [Member] | Term loan with Japan Finance Corporation [Member]
Schedule of Borrowings [Line Items]
Interest rate of term loan with Japan Finance Corporation	1.45%